NATIONWIDE LIFE INSURANCE COMPANY
              Flexible Premium Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II
                   The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                      Nationwide Life Insurance Company
                      One Nationwide Plaza, RR1-04-F4
                      Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.
--------------------------------------------------------------------------------
The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
     o    AIM V.I. Basic Value Fund: Series II Shares
     o    AIM V.I. Capital Appreciation Fund: Series II Shares
     o    AIM V.I. Capital Development Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     o    American Century VP Mid Cap Value Fund: Class II
     o    American Century VP Ultra Fund: Class II
     o    American Century VP Value Fund: Class II*
     o    American Century VP Vista Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
     o    American Century VP Inflation Protection Fund: Class II
DREYFUS
     o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
          Service Shares
     o    Dreyfus Stock Index Fund, Inc.: Service Shares
     o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service
          Shares
FEDERATED INSURANCE SERIES
     o    Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     o    VIP Equity-Income Portfolio: Service Class 2*
     o    VIP Growth Portfolio: Service Class 2
     o    VIP Overseas Portfolio: Service Class 2R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     o    VIP Contrafund(R) Portfolio: Service Class 2
     o    VIP Investment Grade Bond Portfolio: Service Class 2*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     o    VIP Mid Cap Portfolio: Service Class 2
     o    VIP Value Strategies Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV
     o    Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
     o    Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
     o    Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
     o    VIP Natural Resources Portfolio: Service Class 2+
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
     o    First Horizon Capital Appreciation Portfolio
     o First Horizon Core Equity Portfolio (formerly, First Horizon Growth & Income Portfolio)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     o    Franklin Rising Dividends Securities Fund: Class 2
     o    Franklin Small Cap Value Securities Fund: Class 2
     o    Templeton Developing Markets Securities Fund: Class 3+
     o    Templeton Foreign Securities Fund: Class 3+
     o    Templeton Global Income Securities Fund: Class 3+
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
     o    Dreyfus GVIT International Value Fund: Class VI+
     o    Dreyfus GVIT Mid Cap Index Fund: Class I
     o    Federated GVIT High Income Bond Fund: Class III*+
     o    Gartmore GVIT Emerging Markets Fund: Class VI+
     o    Gartmore GVIT Global Health Sciences Fund: Class VI+
     o    Gartmore GVIT Global Technology and Communications Fund: Class VI+
     o    Gartmore GVIT Government Bond Fund: Class I
     o    Gartmore GVIT Investor Destinations Funds: Class II
          >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II

          >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
               Class II
          >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
          >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
               Class II
          >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
     o    Gartmore GVIT Mid Cap Growth Fund: Class II
     o    Gartmore GVIT Money Market Fund: Class I
     o    Gartmore GVIT Nationwide(R) Fund: Class II
     o    Gartmore GVIT U.S. Growth Leaders Fund: Class II
     o    GVIT Small Cap Growth Fund: Class II
     o    GVIT Small Cap Value Fund: Class II
     o    GVIT Small Company Fund: Class II
     o Van Kampen GVIT Comstock Value Fund: Class II* (formerly, Comstock GVIT Value Fund: Class II)
     o    Van Kampen GVIT Multi Sector Bond Fund: Class I
MFS(R) VARIABLE INSURANCE TRUST
     o    MFS Investors Growth Stock Series: Service Class
     o    MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o    AMT Fasciano Portfolio: Class S*
     o    AMT International Portfolio: Class S+
     o    AMT Limited Maturity Bond Portfolio: Class I*
     o    AMT Regency Portfolio: Class S
     o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
     o    Oppenheimer Capital Appreciation Fund/VA: Service Shares
     o    Oppenheimer Global Securities Fund/VA: Class 4+
     o    Oppenheimer High Income Fund/VA: Service Shares*
     o    Oppenheimer Main Street(R) Fund/VA: Service Shares
     o    Oppenheimer Main Street(R) Small Cap Fund/VA: Service Shares
T. ROWE PRICE EQUITY SECURITIES, INC.
     o    T. Rowe Price Blue Chip Growth Portfolio: Class II
     o    T. Rowe Price Equity Income Portfolio: Class II
     o    T. Rowe Price Limited Term Bond Portfolio: Class II
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     o    Core Plus Fixed Income Portfolio: Class II*
     o    U.S. Real Estate Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     o    AllianceBernstein Growth and Income Portfolio: Class B
     o AllianceBernstein Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Small Cap Value Portfolio: Class B)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     o    American Century VP Income & Growth Fund: Class II
DREYFUS VARIABLE INVESTMENT FUND
     o    Developing Leaders Portfolio: Service Shares
FEDERATED INSURANCE SERIES
     o    Federated American Leaders Fund II: Service Shares
     o    Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
     o    Balanced Portfolio: Service Shares
     o    Forty Portfolio: Service Shares (formerly, Capital Appreciation
          Portfolio: Service Shares)
     o    International Growth Portfolio: Service II Shares+
     o    Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o    AMT Mid Cap Growth Portfolio: Class S

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     o    American Century VP International Fund: Class IV+
PUTNAM VARIABLE TRUST
     o    Putnam VT Growth & Income Fund: Class IB
     o    Putnam VT Voyager Fund: Class IB

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     o    American Century VP International Fund: Class II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     o    VIP Overseas Portfolio: Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     o    Templeton Foreign Securities Fund: Class 2
GARTMORE VARIABLE INSURANCE TRUST
     o    Dreyfus GVIT International Value Fund: Class II
     o    Gartmore GVIT Emerging Markets Fund: Class II
     o    Gartmore GVIT Global Financial Services Fund: Class II
     o    Gartmore GVIT Global Health Sciences Fund: Class II
     o    Gartmore GVIT Global Technology and Communications Fund: Class II
     o    Gartmore GVIT Global Utilities Fund: Class II
JANUS ASPEN SERIES
     o    International Growth Portfolio: Service Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS
     o    Oppenheimer Global Securities Fund/VA: Service Shares
PUTNAM VARIABLE TRUST
     o    Putnam VT International Equity Fund: Class IB
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     o    Emerging Markets Debt Portfolio: Class II

EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
     o    Federated GVIT High Income Bond Fund: Class I*

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................3
TABLE OF CONTENTS............................................4
CONTRACT EXPENSES............................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................7
EXAMPLE......................................................8
SYNOPSIS OF THE CONTRACTS....................................8
CONDENSED FINANCIAL INFORMATION.............................10
FINANCIAL STATEMENTS........................................11
NATIONWIDE LIFE INSURANCE COMPANY...........................11
NATIONWIDE INVESTMENT SERVICES CORPORATION..................11
INVESTING IN THE CONTRACT...................................11
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.....................................14
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS.............................15
     Variable Account Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........17
     CDSC Options
     Death Benefit Options
     Beneficiary Protector II Option
     Extra Value Options
     Capital Preservation Plus Option
     Capital Preservation Plus Lifetime Income Option
REMOVAL OF VARIABLE ACCOUNT CHARGES.........................27
OWNERSHIP AND INTERESTS IN THE CONTRACT.....................27
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract
OPERATION OF THE CONTRACT...................................29
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO EXAMINE AND CANCEL.................................32
SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION...............33
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
SURRENDER (REDEMPTION) AFTER ANNUITIZATION..................33
SURRENDERS UNDER CERTAIN PLAN TYPES.........................33
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
       or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE..............................................34
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT..................................................35
CONTRACT OWNER SERVICES.....................................35
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals
DEATH BENEFITS..............................................37
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations
     Spousal Protection Feature
ANNUITY COMMENCEMENT DATE...................................41
ANNUITIZING THE CONTRACT....................................41
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments
ANNUITY PAYMENT OPTIONS.....................................42
     Annuity Payment Options for Contracts with Total
       Purchase Payments Less Than or Equal to $2,000,000 Annuity Payment Options for Contracts with Total
       Purchase Payments Greater Than $2,000,000
STATEMENTS AND REPORTS......................................43
LEGAL PROCEEDINGS...........................................43
ADVERTISING ................................................45
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................45
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................46
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................55
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION..............74
APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME
     INCOME OPTION..........................................82

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................      8%1
     Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.

MAXIMUM LOAN PROCESSING FEE..............................................................................................     $252

MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%3

MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     VARIABLE ACCOUNT CHARGE.............................................................................................     1.55%

     CDSC OPTIONS (an applicant may elect one)
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------- ------
         FOUR YEAR CDSC OPTION ("L SCHEDULE OPTION").....................................................................     0.20%6
         Total Variable Account Charges (including this option only).....................................................     1.75%
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
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


---------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------- ------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7         8
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------- ------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------- ------
CDSC Percentage                        8%         7%         6%          5%         4%         3%         2%          1%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------- ------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information. Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
6 Range of L Schedule Option CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4
----------------------------------- ---------- ---------- ---------- ----------- ----------
----------------------------------- ---------- ---------- ---------- ----------- ----------
CDSC Percentage                        7%         6%         5%          4%         0%
----------------------------------- ---------- ---------- ---------- ----------- ----------

The charge associated with this option will be assessed for the life of the contract.

------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

         NO CDSC OPTION ("C SCHEDULE OPTION")............................................................................     0.25%1
         Total Variable Account Charges (including this option only).....................................................     1.80%

     DEATH BENEFIT OPTIONS (an applicant may elect one)

         ONE-MONTH ENHANCED DEATH BENEFIT OPTION (available beginning May 1, 2004 or a later date if state law requires)
         Total Variable Account Charges (including this option only).....................................................     0.20%2
                                                                                                                             1.75%

         COMBINATION ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the One-Month Enhanced
         Death Benefit Option)...........................................................................................    0.30%3
         Total Variable Account Charges (including this option only).....................................................    1.85%

     BENEFICIARY PROTECTOR II OPTION.....................................................................................    0.35%4
     Total Variable Account Charges (including this option only).........................................................    1.90%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.

     EXTRA VALUE OPTIONS (an applicant may elect one)

         3% EXTRA VALUE OPTION...........................................................................................    0.10%5
         Total Variable Account Charges (including this option only).....................................................    1.65%
              In addition to the charge assessed to variable account
              allocations, allocations made to the fixed account and the
              Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.10%.

         4% EXTRA VALUE OPTION...........................................................................................    0.25%6
         Total Variable Account Charges (including this option only).....................................................    1.80%
              In addition to the charge assessed to variable account
              allocations, allocations made to the fixed account and the
              Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.25%.

         5% EXTRA VALUE OPTION (NON-NEW YORK)............................................................................    0.45%7
         Total Variable Account Charges (including this option only).....................................................    2.00%
              In addition to the charge assessed to variable account
              allocations, allocations made to the fixed account and the
              Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.45%.
----------------------------------------------------------------------------------------------------------------------------- ------
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------

1 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract. Additionally, election of the C Schedule Option:
     o eliminates the fixed account as an investment option under the contract;
     o eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;
     o eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and
     o makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract. The charge associated with this option will be assessed for the life of the contract.
2 The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.
3 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
4 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
5 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.
6 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 4% Extra Value Option.
7 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 5% Extra Value Option.

------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

         5% EXTRA VALUE OPTION (NEW YORK)................................................................................  0.55% 1
         Total Variable Account Charges (including this option only).....................................................  2.10%
              In addition to the charge assessed to variable account
              allocations, allocations made to the fixed account and the
              Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.55%.

     CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION....................................................................
     Total Variable Account Charges (including this option only).........................................................  1.00% 3
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term       2.55%
         Options or Target Term Options will be assessed a fee of 1.00%. 2

     CAPITAL PRESERVATION PLUS OPTION (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)...............................................  0.50% 4
     Total Variable Account Charges (including this option only).........................................................  2.05%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
----------------------------------------------------------------------------------------------------------------------------- ------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................     1.55%
C Schedule Option........................................................................................................     0.25%
Combination Enhanced Death Benefit Option................................................................................     0.30%
Beneficiary Protector II Option..........................................................................................     0.35%
5% Extra Value Option (New York).........................................................................................     0.55%
Capital Preservation Plus Lifetime Income Option.........................................................................     1.00%
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     4.00%
----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

---------------------------------------------------------------------------------------------------------- --------------- ---------
Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum         Maximu
---------------------------------------------------------------------------------------------------------- --------------- ---------
---------------------------------------------------------------------------------------------------------- --------------- ---------

---------------------------------------------------------------------------------------------------------- --------------- ---------
---------------------------------------------------------------------------------------------------------- --------------- ---------
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution        0.51%           2.75%
(12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
---------------------------------------------------------------------------------------------------------- --------------- ---------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 5% Extra Value Option (New York).
2 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.
3 The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available if any of the following optional benefits are elected: the C Schedule Option, the 3% Extra Value Option, the 4% Extra Value Option, either of the 5% Extra Value Options, or the Capital Preservation Plus Option. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.
4 If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
o    Fidelity Variable Insurance Products Fund IV - VIP Natural Resources
     Portfolio: Service Class 2
o Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
o Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
o    GVIT - Dreyfus GVIT International Value Fund: Class VI
o    GVIT - Federated GVIT High Income Bond Fund: Class III
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI
o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Neuberger Berman Advisers Management Trust - AMT International Portfolio:
     Class S
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 4

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the B Schedule CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (4.00%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract           If you do not          If you annuitize your contract
                                      at the end of the applicable              surrender             at the end of the applicable
                                               time period                    your contract                   time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (2.75%)       1,304   2,507  3,654   6,457    709    2,082   3,399   6,457     *    2,082   3,399   6,457
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.51%)       1,069   1,849  2,635   4,792    474    1,424   2,380   4,792     *    1,424   2,380   4,792
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
o        Charitable Remainder Trusts;
o        Individual Retirement Annuities ("IRAs");
o        Investment-Only Contracts (Qualified Plans);
o        Non-Qualified Contracts;
o        Roth IRAs;
o        Simplified Employee Pension IRAs ("SEP IRAs");
o        Simple IRAs; and
o        Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE          PURCHASE PAYMENT     SUBSEQUENT
                                           PAYMENTS*
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Investment-Only          $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.


CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.55% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing, and maintaining annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application. If the contract owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.20% of the daily net assets of the variable account in exchange for a reduced CDSC schedule. If the contract owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGE*
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit Option1            0.20%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
Combination Enhanced Death Benefit Option2          0.30%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

2The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application. This option is only available for contracts with annuitants age 75 or younger at the time of application. If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

An applicant may elect one of three Extra Value Options at the time of application, as follows:

--------------------------------------------------- --------------
EXTRA VALUE OPTIONS                                 CHARGE*
--------------------------------------------------- --------------
--------------------------------------------------- --------------
3% Extra Value Option                               0.10%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
4% Extra Value Option                               0.25%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
5% Extra Value Option (non-New York)                0.45%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
5% Extra Value Option (New York)                    0.55%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the Extra Value Option elected. For all of the Extra Value Options except the New York version of the 5% Extra Value Option, Nationwide will discontinue deducting the charge at the end of the 8th contract year. For the New York version of the 5% Extra Value Option, Nationwide will discontinue deducting the charge at the end of the 7th contract year. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If the option is still available, it may only be elected at application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of election. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the C Schedule Option, the 3% Extra Value Option, the 4% Extra Value Option, either of the 5% Extra Value Options, or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization. Additionally, the charges associated with the Extra Value Options are assessed for the durations indicated, regardless of when the contract owner annuitizes. For example, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

------------------------------------------------- ----------------
OPTIONAL BENEFIT                                  GTO CHARGE
------------------------------------------------- ----------------
------------------------------------------------- ----------------
Beneficiary Protector II Option                   0.35%
------------------------------------------------- ----------------
------------------------------------------------- ----------------
3% Extra Value Option                             0.10%*
------------------------------------------------- ----------------
------------------------------------------------- ----------------
4% Extra Value Option                             0.25%*
------------------------------------------------- ----------------
------------------------------------------------- ----------------
5% Extra Value Option (non-New York)              0.45%*
------------------------------------------------- ----------------
------------------------------------------------- ----------------
5% Extra Value Option (New York)                  0.55%**
------------------------------------------------- ----------------
------------------------------------------------- ----------------
Capital Preservation Plus Option                  0.50%
------------------------------------------------- ----------------
------------------------------------------------- ----------------
Capital Preservation Plus Lifetime Income Option  up to 1.00%***
------------------------------------------------- ----------------

*The GTO charge associated with these options will not be assessed after the end of the 8th contract year.

**The GTO charge associated with this option will not be assessed after the end of the 7th contract year.

***Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from these options.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account.

Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

------------------------------------------------ -----------------
OPTIONAL BENEFIT                                 FIXED ACCOUNT
                                                 CHARGE
------------------------------------------------ -----------------
------------------------------------------------ -----------------
Beneficiary Protector II Option                  0.35%
------------------------------------------------ -----------------
------------------------------------------------ -----------------
3% Extra Value Option                            0.10%*
------------------------------------------------ -----------------
------------------------------------------------ -----------------
4% Extra Value Option                            0.25%*
------------------------------------------------ -----------------
------------------------------------------------ -----------------
5% Extra Value Option (non-New York)             0.45%*
------------------------------------------------ -----------------
------------------------------------------------ -----------------
5% Extra Value Option (New York)                 0.55%**
------------------------------------------------ -----------------

*The fixed account charge associated with these options will not be assessed after the end of the 8th contract year.

**The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.55% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)



The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            8%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            1%
----------------------------- ---------------------------
----------------------------- ---------------------------
             8                            0%
----------------------------- ---------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 40).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 40);

(3) from any values which have been held under a contract for at least 8 years (4 years if the L Schedule Option is elected); or
(4)  if the contract owner elected the C Schedule Option.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization. Additionally, the charge associated with the Extra Value Options will be assessed for the duration indicated, regardless of when the contract owner annuitizes. For example, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

CDSC OPTIONS

L Schedule Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may elect the L Schedule Option. Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
----------------------------------------------------
                0                        7%
----------------------------------------------------
----------------------------------------------------
                1                        6%
----------------------------------------------------
----------------------------------------------------
                2                        5%
----------------------------------------------------
----------------------------------------------------
                3                        4%
----------------------------------------------------
----------------------------------------------------
                4                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered. The charge associated with the L Schedule Option will be assessed for the life of the contract. Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, the contract owner may elect the C Schedule Option, under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

o eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

o    eliminates the fixed account as an investment option under the contract;

o    eliminates Enhanced Rate Dollar Cost Averaging as a contract owner service;
     and

o makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

The charge associated with the C Schedule Option will be assessed for the life of the contract. Nationwide may realize a profit from the charge assessed for this option.

DEATH BENEFIT OPTIONS

For an additional charge, an applicant may elect one of two death benefit options, depending on when the contract is issued. The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the One-Month Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 38.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit Option, applicants with annuitants age 80 or younger at the time of application can elect the Combination Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 38.

The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

BENEFICIARY PROTECTOR II OPTION

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)  terminate the contract; or

(b)  continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age

71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

     a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

     b  = purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

     a  = contract value on the date the second death benefit is calculated
          (before the second death benefit is calculated);

     b = the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

     c = purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

EXTRA VALUE OPTIONS

For an additional charge, an applicant can elect one of three Extra Value
Options.

Applicants should be aware of the following prior to electing an Extra Value
Option:

(1)  Nationwide may make a profit from the Extra Value Option charge.

(2) Because the Extra Value Option charge will be assessed against the entire contract value for the first 8 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

An extra value option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

3% Extra Value Option

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can elect the 3% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.10%. After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option. At the end of the 7th contract year, the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, an applicant can elect the 4% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.25%. After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option. At the end of the 7th contract year, the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

5% Extra Value Option

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account (0.55% of the daily net assets of the variable account for those purchasers residing in the State of New York), an applicant can elect the 5% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45% (0.55% for those purchasers residing in the State of New York). After the end of the 8th contract year (after the end of the 7th contract year for purchasers residing in the State of New York), Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a) the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b) the contract owner takes a full surrender before the end of the 7th contract year; or

(c) the contract owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th contract year.

The amount of the extra value credit recaptured under the circumstances listed above is determined based on a vesting schedule. The longer a contract owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

Some state jurisdictions require a reduced recapture schedule. Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture. If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value available for surrender.

Nationwide will NOT recapture credits under the Extra Value Options under the following circumstances:

(1) If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2) If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3) If the surrender occurs after the end of the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.

For contracts with the 5% Extra Value Option, if the contract owner takes a full surrender of contract before the end of the 7th contract year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:

                       VESTING AND RECAPTURE SCHEDULE FOR
                              5% EXTRA VALUE OPTION
------------------- ------------------ ---------------------------
     Contract            Credit        Credit Percentage Subject
       Year         Percentage Vested         to Recapture
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        1                  0%          5% (or all of the credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        2                 0.25%           4.75% (or 95% of the
                                                credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        3                  1%          4% (or 80% of the credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        4                  1%          4% (or 80% of the credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        5                  1%          4% (or 80% of the credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        6                  1%          4% (or 80% of the credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
        7                  1%          4% (or 80% of the credit)
------------------- ------------------ ---------------------------
------------------- ------------------ ---------------------------
 8 and thereafter   5% (fully vested)              0%
------------------- ------------------ ---------------------------

For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In contract year 4, Ms. R takes a full surrender. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the Vesting and Recapture Schedule for the 5% Extra Value Option) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full surrender is $4,000.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In contract year 2, Mr. X takes a $20,000 surrender. Under the contract Mr. X is entitled to take 15% of purchase payments free of CDSC. Thus, he can take ($100,000 x 15%) = $15,000 without incurring a CDSC. That leaves $5,000 of the surrender subject to a CDSC. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $150. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

For contracts with the 5% Extra Value Option, if the contract owner takes a partial surrender of contract before the end of the 7th contract year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the surrender is taken, according to the Vesting and Recapture Schedule for 5% Extra Value Option discussed in the "Recapture Resulting from a Full Surrender" provision.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period. When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option. The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly. The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guarnateed Term Option component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o    Only one CPP Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option in anticipation of annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option. Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective. The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

The following underlying mutual funds (and the fixed account) are the only investment options available for the Non-Guaranteed Term Option component during the CPP program period:

AIM VARIABLE INSURANCE FUNDS
o        AIM V.I. Basic Value Fund: Series II Shares
o        AIM V.I. Capital Appreciation Fund: Series II Shares
o        AIM V.I. Capital Development Fund: Series II Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o        American Century VP Mid Cap Value Fund: Class II
o        American Century VP Ultra Fund: Class II
o        American Century VP Value Fund: Class II
o        American Century VP Vista Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o        American Century VP Inflation Protection Fund: Class II

DREYFUS
o        Dreyfus Stock Index Fund, Inc.: Service Shares
o        Dreyfus Variable Investment Fund - Appreciation Portfolio: Service
         Shares

FEDERATED INSURANCE SERIES
o        Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o        VIP Equity-Income Portfolio: Service Class 2
o        VIP Growth Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o        VIP Contrafund(R) Portfolio: Service Class 2
o        VIP Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o        VIP Mid Cap Portfolio: Service Class 2
o        VIP Value Strategies Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV
o        Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
o        Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
o        Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o        Franklin Rising Dividends Securities Fund: Class 2

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
o        First Horizon Core Equity Portfolio

GARTMORE VARIABLE INSURANCE TRUST
o        Dreyfus GVIT Mid Cap Index Fund: Class I
o        Gartmore GVIT Government Bond Fund: Class I
o        Gartmore GVIT Investor Destinations Funds: Class II

     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II

     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II

     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II

     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II

     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II

o        Gartmore GVIT Mid Cap Growth Fund: Class II
o        Gartmore GVIT Money Market Fund: Class I
o        Gartmore GVIT Nationwide(R) Fund: Class II
o        Gartmore GVIT U.S. Growth Leaders Fund: Class II
o        Van Kampen GVIT Comstock Value Fund: Class II

MFS(R) VARIABLE INSURANCE TRUST
o        MFS Investors Growth Stock Series: Service Class
o        MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o        AMT Limited Maturity Bond Portfolio: Class I
o        AMT Regency Portfolio: Class S
o        AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o        Oppenheimer Capital Appreciation Fund/VA: Service Shares
o        Oppenheimer Main Street Fund/VA: Service Shares

T. ROWE PRICE EQUITY SECURITIES, INC.
o        T. Rowe Price Blue Chip Growth Portfolio: Class II
o        T. Rowe Price Equity Income Portfolio: Class II
o        T. Rowe Price Limited Term Bond Portfolio: Class II

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o        Core Plus Fixed Income Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o        AllianceBernstein Growth and Income Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o        American Century VP Income & Growth Fund: Class II

FEDERATED INSURANCE SERIES
o        Federated American Leaders Fund II: Service Shares
o        Federated Capital Appreciation Fund II: Service Shares

JANUS ASPEN SERIES
o        Balanced Portfolio: Service Shares
o        Forty Portfolio: Service Shares
o        Risk-Managed Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o        AMT Mid Cap Growth Portfolio: Class S

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

PUTNAM VARIABLE TRUST
o        Putnam VT Growth & Income Fund: Class IB
o        Putnam VT Voyager Fund: Class IB

Note, however, that if the contract owner wishes to take advantage of an Enhanced CPP Option, the list of available investment options may be restricted further than that which is listed above.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under the CPP Option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The CPP Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the CPP Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option, 3% Extra Value Option, 4% Extra Value Option, either of the 5% Extra Value Options, or the CPP Option. Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option. Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option. Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision. The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge). Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option. The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly. The distinction between the two options lies in the preservation phase of the option. During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase. Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

o All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

o Market conditions determine the availability and allocation percentages of the various CPP program periods.

o Surrenders or contract charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

o If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

o Amounts credited to fulfill the principal guarantee are considered earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner (see "Appendix
D: Succession Rights of the CPP Lifetime Income Option").

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The contract owner's election is irrevocable. Each of the options is discussed more thoroughly below.

REMAINING IN THE PRESERVATION PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

MOVING INTO THE WITHDRAWAL PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

TERMINATING THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

   ------------------------------- -----------------------------
               AGE OF                  LIFETIME WITHDRAWAL
         DETERMINING LIFE:                 PERCENTAGE:
   ------------------------------- -----------------------------
   ------------------------------- -----------------------------
        age 35 up to age 59 1/2                    4%
   ------------------------------- -----------------------------
   ------------------------------- -----------------------------
         age 59 1/2 through 66                     5%
   ------------------------------- -----------------------------
   ------------------------------- -----------------------------
         age 67 through 71                      6%
   ------------------------------- -----------------------------
   ------------------------------- -----------------------------
          age 72 or older                       7%
   ------------------------------- -----------------------------

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59 1/2 may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

o The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

o The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

o The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire

GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

o    a full surrender of the contract;

o    a full surrender of the death benefit proceeds; or

o    an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. Please refer to "Appendix D: Succession Rights of the CPP Lifetime Income Option" for a description of the various scenarios and rights of succession that could occur upon the death of the determining life.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.65% for the first 8 contract years. At the end of that period, the contract will be re-rated, and the 0.10% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.55%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.65% will have a lower unit value than sub-account X with charges of 1.55% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint owner at any time before the annuitization date.



BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o    contract owner (Non-Qualified Contracts only);

o    joint owner (must be the contract owner's spouse);

o    contingent owner;

o    annuitant (subject to Nationwide's underwriting and approval);

o    contingent annuitant (subject to Nationwide's underwriting and approval);

o    co-annuitant (must be the annuitant's spouse);

o    joint annuitant (subject to Nationwide's underwriting and approval);

o    beneficiary; or

o    contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE          PURCHASE PAYMENT     SUBSEQUENT
                                           PAYMENTS*
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Investment-Only          $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.


PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

     --------------------------- -----------------------------
     If Cumulative Purchase      Then the PPC% is . . .
     Payments are . . .
     --------------------------- -----------------------------
     --------------------------- -----------------------------
           $0 - $499,999           0.0% (no PPC is payable)
     --------------------------- -----------------------------
     --------------------------- -----------------------------
        $500,000 - $999,999                  0.5%
     --------------------------- -----------------------------
     --------------------------- -----------------------------
         $1,000,000 or more                  1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day               o        Independence Day
o        Martin Luther King, Jr. Day  o        Labor Day
o        Presidents' Day              o        Thanksgiving
o        Good Friday                  o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Sub-Account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a) is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.55% to 4.00% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)  adding any interest earned on the amounts allocated to the fixed account;
     and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:
(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);
(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)      they have been
                                        identified as engaging
                                        in harmful trading
                                        practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits and/or elected an Extra Value Option subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under these programs. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 8 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option. No recapture will take place after the 8th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a contract year that deplete the entire contract value; or

o    any single net surrender of 90% or more of the contract value.

SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


------------------------ --------------------------
CONTRACT VALUES          MAXIMUM OUTSTANDING LOAN
                         BALANCE ALLOWED
------------------------ --------------------------
------------------------ --------------------------
up to $20,000            up to 80% of contract
                         value (not more than
                         $10,000)
------------------------ --------------------------
------------------------ --------------------------
$20,000 and over         up to 50% of contract
                         value (not more than
                         $50,000*)
------------------------ --------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied. Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the contract owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the following table:


------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal programs terminate automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

DEATH BENEFIT CALCULATIONS

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

     (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

          (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application. This death benefit option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

    (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

     (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

    (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

        (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

    (2) the total of all purchase payments, less an adjustment for amounts surrendered;

    (3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

    (4)  The 5% interest anniversary value.

     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

SPOUSAL PROTECTION FEATURE

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both spouses must be age 85 or younger at the time the contract is issued (or such younger age that is required by the terms of any elected optional benefit);

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date on which annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.



ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;

o    the variable account value on the annuitization date;

o the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

o    the annuity payment option elected;

o    the frequency of annuity payments;

o    the annuitization date;

o the assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o    Single Life;

o    Standard Joint and Survivor; and

o    Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)  a Fixed Life Annuity with a 20 Year Term Certain; or

(2)  a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v.

Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

                                      TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                              PAGE
General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................2
Underwriters.....................................................................................................................2
Annuity Payments.................................................................................................................2
Condensed Financial Information..................................................................................................2
Financial Statements...........................................................................................................291

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH
AND INCOME PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
SMALL/MID CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP MID CAP VALUE FUND - CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2010 PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2020 PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2030 PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - VIP NATURAL RESOURCES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association; Sub-Adviser: Highland Capital
                             Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association; Sub-Adviser: Highland Capital
                             Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum current total return through capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Asset Management, Ltd.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GLOBAL INCOME SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income, with preservation of capital
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT INTERNATIONAL PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT REGENCY PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 4
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO:
CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE LIMITED TERM BOND PORTFOLIO:
CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.55%) and contracts with all optional benefits available on December 31, 2004 (the maximum variable account charge of 3.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                 CALLING:     1-800-848-6331, TDD 1-800-238-3035
                 WRITING:     Nationwide Life Insurance Company
                              One Nationwide Plaza, RR1-04-F4
                              Columbus, Ohio 43215

The American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities
Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III, Neuberger Berman Advisor Management Trust - AMT International Portfolio: Class S, Neuberger Berman Advisor Management Trust - AMT Regency Portfolio: Class S, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, and T. Rowe Price Equity Series, Inc. - T. Rowe Limited Term Bond Portfolio: Class II were added to the variable account on May 1, 2005. Therefore, no Condensed Financial Information is available.

                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.55%) (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance            14.048227           15.329555                9.12%            189,943         2004
Funds - AIM V.I.Basic             10.000000           14.048227               40.48%             57,589         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance            13.345701           13.970911                4.68%             85,857         2004
Funds - AIM V.I.Capital           10.000000           13.345701               33.46%             14,564         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance            13.946733           15.827142               13.48%             70,346         2004
Funds - AIM V.I.Capital           10.000000           13.946733               39.47%             20,224         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AllianceBernstein Variable        13.668790           14.967070                9.50%            148,103         2004
Products Series Fund, Inc.        10.000000           13.668790               36.69%            103,262         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AllianceBernstein Variable        14.773508           17.318860               17.23%             73,844         2004
Products Series Fund, Inc.        10.000000           14.773508               47.74%             23,617         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         13.448505           14.904956               10.83%            145,537         2004
Portfolios, Inc. -                10.000000           13.448505               34.49%             55,720         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         12.965554           14.650579               13.00%              9,807         2004
Portfolios, Inc. -                10.000000           12.965554               29.66%              8,630         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable        10.000000           11.243385                12.43%               64,654       2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         13.019603           14.175203                8.88%             51,127         2004
Portfolios, Inc. -                10.000000           13.019603               30.20%             14,891         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         13.572423           15.256055               12.40%            210,929         2004
Portfolios, Inc. -                10.000000           13.572423               35.72%             60,217         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         10.397160           10.830792                4.17%            461,741         2004
Portfolios II, Inc. -             10.000000           10.397160                3.97%            107,756         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Investment                14.547569           17.456555               20.00%            106,947         2004
Portfolios - Small Cap            10.000000           14.547569               45.48%             22,865         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.288774           14.437205                8.64%            366,732         2004
Inc.: Service Shares - Q/NQ       10.000000           13.288774               32.89%             99,794         2003*
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Variable                  12.659360           13.060934                3.17%            141,209         2004
Investment Fund -                 10.000000           12.659360               26.59%             32,202         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Variable                  13.770609           15.054647                9.32%             60,831         2004
Investment Fund -                 10.000000           13.770609               37.71%             27,197         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance Series        13.302272           14.340380                7.80%             21,950         2004
- Federated American              10.000000           13.302272               33.02%              8,714         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance Series        12.950240           13.655998                5.45%             11,429         2004
- Federated Capital               10.000000           12.950240               29.50%              9,296         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance Series        10.240682           10.416653                1.72%            268,734         2004
- Federated Quality Bond          10.000000           10.240682                2.41%            110,639         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 13.701281           15.004214                9.51%            536,807         2004
Insurance Products Fund -         10.000000           13.701281               37.01%            147,466         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 13.843267           14.054233                1.52%            299,433         2004
Insurance Products Fund -         10.000000           13.843267               38.43%             77,366         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 14.786862           16.495894               11.56%             41,774         2004
Insurance Products Fund -         10.000000           14.786862               47.87%             23,035         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                10.000000           11.018158                10.18%              108,951       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 13.360088           15.146949               13.37%            677,960         2004
Insurance Products Fund II        10.000000           13.360088               33.60%            157,053         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 10.298811           10.563999                2.57%            368,087         2004
Insurance Products Fund II        10.000000           10.298811                2.99%             99,629         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 14.330025           17.586538               22.73%            362,071         2004
Insurance Products Fund           10.000000           14.330025               43.30%             94,279         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 16.631467           18.639733               12.08%            146,591         2004
Insurance Products Fund           10.000000           16.631467               66.31%             55,071         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Financial Investors               10.703732           11.722935                9.52%                601         2004
Variable Insurance Trust -        10.000000           10.703732                7.04%                  0         2003*
First Horizon Capital
Appreciation Portfolio -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Financial Investors               10.947245           11.367914                3.84%              7,657         2004
Variable Insurance Trust -        10.000000           10.947245                9.47%                  0         2003*
First Horizon Core Equity
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton                13.171406           14.393506                9.28%            482,274         2004
Variable Insurance                10.000000           13.171406               31.71%            116,991         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton                14.396268           17.538843               21.83%            155,990         2004
Variable Insurance                10.000000           14.396268               43.96%             37,629         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton                13.757275           16.053650               16.69%             45,105         2004
Variable Insurance                10.000000           13.757275               37.57%             34,490         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton               10.000000           11.505560                15.06%               79,371       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.757041           16.252579               18.14%             36,351         2004
International Value Fund:         10.000000           13.757041               37.57%             16,408         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.468479               14.68%            108,459         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.321973           16.318252               13.94%            163,853         2004
Index Fund: Class I - Q/NQ        10.000000           14.321973               43.22%             47,203         2003*
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Federated GVIT High          11.925811           12.926446                8.39%            304,236         2004
Income Bond Fund: Class I         10.000000           11.925811               19.26%             97,018         2003*
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                16.688663           19.787836               18.57%             36,798         2004
Emerging Markets Fund:            10.000000           16.688663               66.89%             19,566         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.735542               17.36%             56,708         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.242764           16.933487               18.89%             12,204         2004
Financial Services Fund:          10.000000           14.242764               42.43%              3,304         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.843609           14.660096                5.90%             20,748         2004
Health Sciences Fund:             10.000000           13.843609               38.44%             20,478         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.842041               -1.58%             73,687       2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.289759           15.659808                2.42%             16,410         2004
Technology and                    10.000000           15.289759               52.90%             20,951         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.850535                8.51%             32,655         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.435017           15.860867               27.55%             10,041         2004
Utilities Fund: Class II -        10.000000           12.435017               24.35%             14,662         2003*
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                10.061282           10.228457                1.66%            444,181         2004
Government Bond Fund:             10.000000           10.061282                0.61%            170,170         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                10.742263           11.067784                3.03%          1,023,994         2004
Investor Destinations             10.000000           10.742263                7.42%            232,472         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                11.458318           12.088323                5.50%          1,260,027         2004
Investor Destinations             10.000000           11.458318               14.58%            270,896         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                12.224868           13.183096                7.84%          2,058,089         2004
Investor Destinations             10.000000           12.224868               22.25%            495,998         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                13.061546           14.414176               10.36%          1,037,319         2004
Investor Destinations             10.000000           13.061546               30.62%            243,371         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                13.732149           15.415605               12.26%            280,129         2004
Investor Destinations             10.000000           13.732149               37.32%             33,671         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.571305           14.259218               13.43%             72,696         2004
Growth Fund: Class II -           10.000000           12.571305               25.71%             24,842         2003*
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.912328            9.837869               -0.75%            534,205         2004
Market Fund: Class I -            10.000000            9.912328               -0.88%            277,734         2003*
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                13.134414           14.163661                7.84%             72,107         2004
Nationwide(R) Fund: Class II        10.000000           13.134414               31.34%             26,782         2003*
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.934431           16.481889               10.36%             36,623         2004
Growth Leaders Fund: Class        10.000000           14.934431               49.34%             18,088         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.752422           15.322194               11.41%             54,401         2004
Fund: Class II - Q/NQ             10.000000           13.752422               37.52%             13,718         2003*
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.725873           19.265423               15.18%            153,373         2004
Fund: Class II - Q/NQ             10.000000           16.725873               67.26%             66,083         2003*
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Company           14.660913           17.144967               16.94%            151,927         2004
Fund: Class II - Q/NQ             10.000000           14.660913               46.61%             37,386         2003*
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.625586           15.706338               15.27%            129,789         2004
Comstock Value Fund: Class        10.000000           13.625586               36.26%             24,573         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.917987           11.451083                4.88%            107,016         2004
Sector Bond Fund: Class I         10.000000           10.917987                9.18%             20,744         2003*
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              11.525739           12.288153                6.61%             63,637         2004
Balanced Portfolio:               10.000000           11.525739               15.26%             22,672         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series - Forty        12.459834           14.470859               16.14%             41,005         2004
Portfolio: Service Shares         10.000000           12.459834               24.60%             29,519         2003*
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.378339               13.78%             13,323         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              14.393258           16.818162               16.85%             12,818         2004
International Growth              10.000000           14.393258               43.93%              7,521         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              12.174698           14.079355               15.64%              9,432         2004
Risk-Managed Core                 10.000000           12.174698               21.75%                565         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
MFS(R) Variable Insurance           12.617314           13.537857                7.30%            106,675         2004
Trust - MFS Investors             10.000000           12.617314               26.17%             33,594         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
MFS(R) Variable Insurance           13.107080           14.817018               13.05%             53,352         2004
Trust - MFS Value Series:         10.000000           13.107080               31.07%             12,264         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         13.552337           14.926968               10.14%             28,737         2004
Management Trust - AMT            10.000000           13.552337               35.52%              8,064         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         10.058406            9.979655               -0.78%            210,631         2004
Management Trust - AMT            10.000000           10.058406                0.58%             92,259         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         12.567659           14.356783               14.24%             34,442         2004
Management Trust - AMT Mid        10.000000           12.567659               25.68%             29,004         2003*
Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         12.246405           13.657697               11.52%             57,774         2004
Management Trust - AMT            10.000000           12.246405               22.46%             10,301         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              13.647463           14.324845                4.96%            358,493         2004
Account Funds -                   10.000000           13.647463               36.47%            111,411         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.522606               15.23%            265,479         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              15.131768           17.709664               17.04%            101,839         2004
Account Funds -                   10.000000           15.131768               51.32%             67,810         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              12.097975           12.950484                7.05%            324,608         2004
Account Funds -                   10.000000           12.097975               20.98%            116,503         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              13.107555           14.084571                7.45%            285,723         2004
Account Funds -                   10.000000           13.107555               31.08%             66,604         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              15.106504           17.724915               17.33%             79,986         2004
Account Funds -                   10.000000           15.106504               51.07%             24,025         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Putnam Variable Trust -           12.296362           13.450952                9.39%             76,059         2004
Putnam VT Growth & Income         10.000000           12.296362               22.96%             18,236         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Putnam Variable Trust -           12.666032           14.489276               14.39%             18,047         2004
Putnam VT International           10.000000           12.666032               26.66%             12,668         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Putnam Variable Trust -           11.730953           12.130370                3.40%             22,956         2004
Putnam VT Voyager Fund:           10.000000           11.730953               17.31%              5,788         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                     10.109894           10.358581                2.46%             65,240         2004
Institutional Funds, Inc.         10.000000           10.109894                1.10%              8,121         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                     12.578333           13.631514                8.37%             23,708         2004
Institutional Funds, Inc.         10.000000           12.578333               25.78%             26,355         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                     13.503520           18.089801               33.96%            306,005         2004
Institutional Funds, Inc.         10.000000           13.503520               35.04%             80,042         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

                   MAXIMUM ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 3.50%) (VARIABLE ACCOUNT CHARGES OF 3.50% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance            12.728220           13.614071                6.96%                  0         2004
Funds - AIM V.I.Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance            12.083585           12.399118                2.61%                  0         2004
Funds - AIM V.I.Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AIM Variable Insurance            12.685594           14.110884               11.24%                  0         2004
Funds - AIM V.I.Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AllianceBernstein Variable        12.128163           13.017167                7.33%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
AllianceBernstein Variable        13.437077           15.440293               14.91%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         12.178483           13.230164                8.64%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         12.414178           13.749791               10.76%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable        10.000000           11.095625                10.96%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund: Class
IV - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         11.616587           12.397215                6.72%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         12.253551           13.500869               10.18%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
American Century Variable         10.080217           10.292645                2.11%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Investment                13.205996           15.533006               17.62%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.950610           12.726332                6.49%                  0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Variable                  11.523154           11.653250                1.13%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Dreyfus Variable                  12.577448           13.477911                7.16%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance Series        12.278858           12.974991                5.67%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance Series        11.769765           12.135418                3.36%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Federated Insurance Series         9.924104            9.894682               -0.30%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 12.407651           13.318519                7.34%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 12.279325           12.219515               -0.49%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                10.000000           10.873360                 8.73%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 14.292840           15.629083                9.35%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 12.222336           13.582646               11.13%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                  9.963875           10.018013                0.54%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 13.736572           16.524545               20.30%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Fidelity Variable                 14.578324           16.015133                9.86%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Financial Investors               10.000000           10.729485                7.29%                  0         2004*
Variable Insurance Trust -
First Horizon Capital
Appreciation Portfolio -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Financial Investors               10.000000           10.152684                1.53%                  0         2004*
Variable Insurance Trust -
First Horizon Core Equity
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton                11.996267           12.849732                7.11%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton                13.024053           15.553017               19.42%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton                12.938075           14.798814               14.38%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Franklin Templeton               10.000000           11.354427                13.54%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.574656           15.719665               15.80%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.317839               13.18%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         12.887926           14.393534               11.68%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Federated GVIT High          10.857528           11.535514                6.24%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                15.683753           18.228133               16.22%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.581304               15.81%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.097935           15.264136               16.54%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.272416           12.738834                3.80%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.712621               -2.87%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.656772           13.710313                0.39%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.707973                7.08%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.701673           14.630197               25.03%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.819461            9.784907               -0.35%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                10.362250           10.464815                0.99%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                10.870557           11.241131                3.41%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                11.426428           12.078077           5.70%                       0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                12.046974           13.031312                8.17%                  0         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                12.509082           13.764581               10.04%                  0         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.404598           13.791456               11.18%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.799478            9.533226               -2.72%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT                11.873476           12.550378                5.70%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           13.067294           14.135705                8.18%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.311295           13.444966                9.21%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Cap Value         14.584717           16.466554               12.90%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT GVIT Small Company           13.215696           15.148933               14.63%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Van Kampen GVIT              12.360029           13.965490               12.99%                  0         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.381670           10.672935                2.81%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              10.771248           11.256320                4.50%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series - Forty        11.494052           13.084919               13.84%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.228815               12.29%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              13.370753           15.314064               14.53%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Janus Aspen Series -              12.013252           13.617595               13.35%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
MFS(R) Variable Insurance           11.308953           11.893738                5.17%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
MFS(R) Variable Insurance           12.057388           13.360534               10.81%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         12.311757           13.292073                7.96%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers          9.862553            9.591517               -2.75%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         12.033150           13.473942               11.97%                  0         2004
Management Trust - AMT Mid
Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Neuberger Berman Advisers         12.083965           13.209692                9.32%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              12.137812           12.487970                2.88%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.371238               13.71%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class 4 - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              13.943922           15.996388               14.72%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              10.909119           11.446602                4.93%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF     ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD               VALUE          UNITS AT END OF
                                   PERIOD                                                       PERIOD
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              11.925369           12.560548                5.33%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Oppenheimer Variable              13.518075           15.547186               15.01%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Putnam Variable Trust -           12.133277           13.009752                7.22%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Putnam Variable Trust -           12.497986           14.014046               12.13%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
Putnam Variable Trust -           11.575365           11.732438                1.36%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                      9.975555           10.018494                0.43%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                     11.149159           11.843386                6.23%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
The Universal                     12.593271           16.536496               31.31%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------
---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

---------------------------- ------------------- ------------------- -------------------- ------------------- ----------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

     (a)  the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire balance in the contract within a required statutory period.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.



SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions must be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 1/2 or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Qualified Plan, Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70 1/2 or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRA, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."


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

APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME INCOME OPTION

The following flowcharts detail the rights of succession and termination of the CPP Lifetime Income Option in the event of the death of the determining life. The rights of succession depend on two factors: the type of contract owner (natural vs. non-natural) and the phase of the option that the contract is in on the date of the determining life's death (preservation phase vs. withdrawal phase).


             DEATH IN THE PRESERVATION PHASE: NATURAL CONTRACT OWNER

                                              ------------------------------------------
                                              |                                        |
                                              |       Naturual Contract Owner          |
                                              |   (contract owner is determing life)   |
                                              |                                        |
                                              |                                        |
                                              ------------------------------------------
                                                              |
                  ____________________________________________|___________________________________
                                                                                                 |
                  |                                                                              |
                  |                                                                              |
                  |                                                              --------------------------------
    --------------------------------                                             |                              |
    |                              |                                             |       Contract Owner Dies    |
    |       Annuitant Dies         |                                             |                              |
    |                              |                                             --------------------------------
    --------------------------------                                                             |
                  |                                                                              |
                  |                                                  ____________________________|_________________
                  |                                                  |                                            |
    --------------------------------                                 |                                            |
    |         CPP Lifetime          |                                |                                            |
    |         Income Option         |                --------------------------------            --------------------------------
    |           terminates          |                |      The contract has a       |           |     The contract does not     |
    |          immediately          |                |      contingent owner or      |           |       have a contingent       |
    --------------------------------                 |     joint owner who is 35     |           |      owner or joint owner     |
                                                     |   years old as of the date    |           |     who is 35 years old as    |
                                                     |   of the contract owner's     |           |       of the date of the      |
                                                     |             death             |           |     contract owners death     |
                                                     --------------------------------            --------------------------------
                                                                     |                                           |
                                                                     |                                           |
                                                                     |                                           |
                                                 ---------------------------------------     ---------------------------------------
                                                 |      CPP Lifetime Income Option     |     |          CPP Lifetime Income        |
                                                 | continues; at the end of the current|     |           Option terminates         |
                                                 |      CPP Program period, the new    |     |              immediately            |
                                                 |      contract owner becomes the     |     --------------------------------------
                                                 |    determing life and assumes all   |
                                                 |  rights associated with the option  |
                                                 --------------------------------------






                            DEATH IN THE PRESERVATION PHASE: NON-NATURAL CONTRACT OWNER

                                            ------------------------------------
                                            |                                  |
                                            |  Non-Natural Contract Owner      |
                                            |(annuitant is the determining life|
                                            |                                  |
                                            ------------------------------------
                                                            |
                                                            |
                                                            |
                                              --------------------------------
                                              |                              |
                                              |       Annuitant Dies         |
                                              |                              |
                                              --------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |     The contract has a        |                                                      |   the contract does not have |
    |   contingent annuitant or     |                                                      |   a contingent annuitant or  |
    |  joint annuitant who is 35    |                                                      |   joint annuitant who is 35  |
    |  years old as of the date of  |                                                      |  years old as of the date of |
    |     the annuitants death      |                                                      |     the annuitant's death    |
    |                               |                                                      |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                      |
                    |                                                                                      |
                    |                                                                                      |
---------------------------------------------                                            ---------------------------------------
|CPP Lifetime Income Option continues; at   |                                            |          CPP Lifetime Income        |
|the end of the current CPP program period  |                                            |           Option terminates         |
|    the new annuitant becomes the          |                                            |              immediately            |
|  determining life and assumes all rights  |                                             --------------------------------------
|      associated with the option           |
--------------------------------------------


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



              DEATH IN THE WITHDRAWAL PHASE: NATURAL CONTRACT OWNER


                                        --------------------------------------------
                                        |                                          |
                                        |        Natural Contract Owner            |
                                        | (contract owner is the determining life) |
                                        |                                          |
                                        --------------------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    |       Annuitant Dies         |                                                       |       Contract Owner Dies    |
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
  ---------------------------------------                                                ---------------------------------------
  |          CPP Lifetime Income        |                                                |          CPP Lifetime Income        |
  |           Option terminates         |                                                |           Option terminates         |
  |              immediately            |                                                |              immediately            |
  ---------------------------------------                                                ---------------------------------------








            DEATH IN THE WITHDRAWAL PHASE: NON-NATURAL CONTRACT OWNER
                       -------------------------------------
                       |                                   |
                       |  Non-Natural Contract Owner       |
                       |(annuitant is the determining life)|
                       |                                   |
                       -------------------------------------
                                       |
                                       |
                                       |
                       ------------------------------------
                       |                                  |
                       |         Annuitant Dies           |
                       |                                  |
                       ------------------------------------
                                       |
                                       |
                                       |
                     -----------------------------------------
                     |                                       |
                     |CPP Lifetime Income Options terminates |
                     |              immediately              |
                     |                                       |
                     -----------------------------------------

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